UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-09891

Dreyfus Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	09/30
Date of reporting period:	12/31/17

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Natural Resources Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Natural Resources Fund
December 31, 2017 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 95.2%
Chemicals - 12.6%
Andeavor	74,720		8,543,485
Covestro	74,796	[a]	7,690,680
DowDuPont	71,516		5,093,370
LyondellBasell Industries, Cl. A	54,288		5,989,052
Showa Shell Sekiyu	350,600		4,762,897
Tupras Turkiye Petrol Rafinerileri	162,871		5,220,617
Valero Energy	99,962		9,187,507
			46,487,608
Energy Services - 3.5%
Halliburton	169,473		8,282,146
Newpark Resources	518,037	[b,c]	4,455,118
			12,737,264
Forest Products & Other - 8.9%
Ball	175,484		6,642,069
Fibria Celulose, ADR	527,251		7,750,590
Packaging Corporation of America	85,939		10,359,946
Vulcan Materials	62,501		8,023,253
			32,775,858
Integrated Energy - 7.0%
Galp Energia	483,259		8,877,980
Occidental Petroleum	180,291		13,280,235
OMV	60,043		3,804,065
			25,962,280
International/Offshore Upstream - 1.7%
CNOOC	4,263,000		6,128,645
Metals & Mining - 22.7%
Alcoa	181,894	[c]	9,798,630
Freeport-McMoRan	797,888	[c]	15,127,957
Glencore	4,615,341	[c]	24,282,588
Rio Tinto	275,902		16,282,657
Vale, ADR	1,486,678		18,182,072
			83,673,904
Next Gen Energy - 5.1%
BYD, Cl. H	488,000		4,235,479
Enel	879,987		5,408,918
NextEra Energy	42,868		6,695,553
Vestas Wind Systems	35,779		2,452,520
			18,792,470

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.2% (continued)
Precious Metals - 4.5%
Newcrest Mining	424,870		7,548,996
Newmont Mining	246,234		9,238,700
			16,787,696
Seed & Fertilizer - 10.8%
Agrium	147,237		16,935,183
K+S	467,485		11,643,216
Yara International	249,771		11,432,470
			40,010,869
Steel - 9.2%
ArcelorMittal	277,271	[c]	8,979,456
Nucor	104,569		6,648,497
POSCO	28,779		8,935,910
Steel Dynamics	137,823		5,944,306
Tenaris	225,271		3,555,954
			34,064,123
US/Onshore Upstream - 9.2%
Cabot Oil & Gas	131,813		3,769,852
Continental Resources	139,425	[b,c]	7,385,342
Devon Energy	133,615		5,531,661
EOG Resources	95,955		10,354,504
Hess	144,833		6,875,223
			33,916,582
Total Common Stocks (cost $273,095,947)			351,337,299

Preferred Stocks - 3.0%
Integrated Energy - 3.0%
Petroleo Brasileiro, ADR
(cost $8,790,095)	1,124,216	[c]	11,051,043

Other Investment - 1.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $4,397,750)	4,397,750	[d]	4,397,750
Total Investments (cost $286,283,792)	99.4%		366,786,092
Cash and Receivables (Net)	.6%		2,345,368
Net Assets	100.0%		369,131,460
ADR—American Depository Receipt

[a] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities were valued at $7,690,680 or 2.08% of net assets.
[b] Security, or portion thereof, on loan. At December 31, 2017, the value of the fund’s securities on loan was $5,692,993 and the value of the collateral held by the fund was $5,795,724, consisting of U.S. Government & Agency securities.
[c] Non-income producing security.
[d] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Natural Resources Fund
December 31, 2017 (Unaudited)

The following is a summary of the inputs used as of December 31, 2017 in valuing the fund’s investments:

		Level 2 - Other		Level 3 -
	Level 1 -	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic
Common Stocks†	167,226,406	-		-	167,226,406
Equity Securities - Foreign Common
Stocks†	25,932,662	158,178,231	††	-	184,110,893
Equity Securities - Foreign Preferred
Stocks†	11,051,043	-		-	11,051,043
Registered Investment Company	4,397,750	-		-	4,397,750

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At December 31, 2017, accumulated net unrealized appreciation on investments was $80,502,300, consisting of $82,424,290 gross unrealized appreciation and $1,921,990 gross unrealized depreciation.

At December 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 16, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    February 16, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)